Stock Options (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
	Options	Average Exercise
	Outstanding	Price
		$
Balance, August 31, 2016	3,485,000	0.15
Exercised	(1,014,125)	0.17
Granted	850,000	0.14
Balance, August 31, 2017	3,320,875	0.15
Exercised	(55,000)	0.23
Balance, November 30, 2017	3,265,875	0.15

		Weighted Average
	Number of Options	Exercise Price
		$
Balance, August 31, 2015 (vested and outstanding)	4,070,000	0.15
Expired	(385,000)	0.32
Cancelled	(935,000)	0.16
Granted	735,000	0.13
Balance, August 31, 2016 (vested and outstanding)	3,485,000	0.15
Exercised	(1,014,125)	0.17
Granted	850,000	0.14
Balance, August 31, 2017 (outstanding)	3,320,875	0.15
Balance, August 31, 2017 (exercisable)	3,020,875	0.14

		Weighted Average
	Number of	Exercise Price
	Options	$
Balance, August 31, 2014 (vested and outstanding)	2,887,500	0.22
Expired	(1,210,000)	0.21
Granted	2,392,500	0.10
Balance, August 31, 2015 (vested and outstanding)	4,070,000	0.15
Expired	(385,000)	0.32
Cancelled	(935,000)	0.16
Granted	735,000	0.13
Balance, August 31, 2016 (vested and outstanding)	3,485,000	0.13

Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Number of Stock	Number of Stock	Weighted	Weighted	Aggregate
Options	Options	Average	Average	Intrinsic Value
	Exercisable	Remaining	Exercise Price
		Contractual Life	$	$
247,500	247,500	0.55 years	0.09	231,188
193,375	193,375	1.65 years	0.23	154,261
990,000	990,000	2.06 years	0.10	915,750
275,000	275,000	2.18 years	0.09	256,875
550,000	550,000	2.32 years	0.09	513,750
110,000	110,000	2.80 years	0.17	93,750
300,000	300,000	3.38 years	0.11	274,500
200,000	200,000	4.51 years	0.37	131,000
400,000	100,000	4.56 years	0.29	292,000
3,265,875	2,965,875	2.58 years	0.15	2,863,073

Number of	Number of Stock	Weighted	Weighted	Aggregate
Stock Options	Options	Average	Average	Intrinsic Value
	Exercisable	Remaining	Exercise Price
		Contractual Life	$	$
247,500	247,500	0.80 years	0.09	64,125
248,375	248,375	1.90 years	0.23	30,482
990,000	990,000	2.31 years	0.10	247,500
275,000	275,000	2.43 years	0.09	71,250
550,000	550,000	2.57 years	0.09	142,500
110,000	110,000	3.05 years	0.17	19,500
300,000	300,000	3.62 years	0.11	72,000
200,000	200,000	4.76 years	0.37	(4,000)
400,000	100,000	4.81 years	0.30	22,000
3,320,875	3,020,875	2.81 years	0.15	665,357

# of Stock	Weighted	Weighted	Aggregate
Options	Average	Average	Intrinsic Value
	Remaining	Exercise Price
	Contractual Life	$	$
247,500	1.80 years	0.09	4,950
660,000	2.90 years	0.23	(85,800)
1,017,500	3.31 years	0.10	10,175
275,000	3.43 years	0.09	5,500
550,000	3.57 years	0.09	11,000
110,000	4.05 years	0.17	(7,700)
300,000	4.62 years	0.11	3,000
325,000	4.76 years	0.14	(6,500)
3,485,000	3.45 years	0.13	(65,375)

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	August 31	August 31
	2017	2016
Expected volatility	98% - 108%	240% - 241%
Risk-free interest rate	0.83% - 1.78%	1.22% - 1.62%
Expected life	2 - 5 years	5 years
Dividend yield	0.00%	0.00%
Estimated fair value per option	$0.07 - $0.27	$0.11 - $0.19

	August 31	August 31
	2016	2015
Expected volatility	240% - 241%	243% - 249%
Risk-free interest rate	1.22% - 1.62%	1.47% - 1.66%
Expected life	5.00 years	5.00 years
Dividend yield	0.00%	0.00%
Estimated fair value per option	$0.11 - $0.19	$0.08 - $0.10